UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04379

Plan Investment Fund, Inc.

(Exact Name of Registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

The registrant’s schedule of investments is as follows:

Government/REPO Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

Par Value		Interest Rate	Maturity	Amortized Cost

REPURCHASE AGREEMENTS – 100.0%
$12,000,000	Barclays Capital Inc. To be repurchased at $12,000,227 (collateralized by $12,256,200 par amount of U.S. Treasury Note, 0.25%; due 09/15/2015; Total Fair Value $12,240,050)	0.17%	04/01/13	$12,000,000
19,644,000	Deutsche Bank Securities, Inc. To be repurchased at $19,644,546 (collateralized by $667,498,700 par amount of Federal National Mortgage Association Stripped Mortgage Backed Securities, 0% to 8.00%; due 12/01/2019 to 04/01/2042; Total Fair Value $21,804,840)	0.25%	04/01/13	19,644,000
15,000,000	Goldman Sachs & Co. To be repurchased at $15,000,333 (collateralized by $17,727,869 par amount of Government National Mortgage Single Family Loan Pools, 3.00% to 4.50%; due 05/20/2041 to 09/15/2042; Total Fair Value $15,300,000)	0.20%	04/01/13	15,000,000
15,000,000	HSBC Securities (USA), Inc. To be repurchased at $15,000,383 (collateralized by $22,825,000 par amount of Federal Home Loan Mortgage Corporation Gold Participating Shares, 5.00%; due 09/01/2041; Total Fair Value $15,452,507)	0.23%	04/01/13	15,000,000
19,000,000	Morgan Stanley & Co., LLC To be repurchased at $19,000,528 (collateralized by $19,751,324 par amount of Federal National Mortgage Backed Security, 3.50%; due 06/01/2042; Total Fair Value $19,570,001)	0.25%	04/01/13	19,000,000
17,750,000	RBS Securities, Inc. To be repurchased at $17,750,493 (collateralized by $24,498,816 par amount of U.S. Treasury Non-Callable STRIP, 0%; due 05/15/2014 to 11/15/2042; Total Fair Value $18,109,242)	0.25%	04/01/13	17,750,000

	Total Repurchase Agreements (Cost $98,394,000)			98,394,000

	Total Investments – 100.0% (Cost $98,394,000) *			98,394,000

	Liabilities in excess of Other Assets – 0.0%			(22,512)

	Net Assets – 100.0%			$98,371,488

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

Par Value		Interest Rate	Maturity	Amortized Cost

U.S. TREASURY OBLIGATIONS – 8.2%
$10,000,000	U.S. Treasury Bill (1)	0.15%	04/18/13	$9,999,292
8,000,000	U.S. Treasury Bill (1)	0.15%	04/25/13	7,999,200
10,000,000	U.S. Treasury Bill (1)	0.15%	05/09/13	9,998,417
15,000,000	U.S. Treasury Bill (1)	0.13%	08/22/13	14,992,105
10,000,000	U.S. Treasury Note	0.63%	04/30/13	10,003,349
10,000,000	U.S. Treasury Note	0.50%	05/31/13	10,004,580
12,000,000	U.S. Treasury Note	0.38%	06/30/13	12,004,030

	Total U.S. Treasury Obligations (Cost $75,000,973)			75,000,973

AGENCY OBLIGATIONS – 9.2% (1) (2)
10,000,000	Federal Home Loan Bank Discount Note	0.17%	05/08/13	9,998,253
35,000,000	Federal Home Loan Bank Discount Note	0.15%	06/12/13	34,989,700
15,000,000	Federal Home Loan Bank Discount Note	0.13%	08/09/13	14,993,229
12,000,000	Federal National Mortgage Association Discount Note	0.17%	05/08/13	11,997,940
13,000,000	Federal National Mortgage Association Discount Note	0.17%	05/15/13	12,997,299

	Total Agency Obligations (Cost $84,976,421)			84,976,421

BANK OBLIGATIONS – 31.4%

YANKEE CERTIFICATES OF DEPOSIT – 31.4%
10,000,000	Bank of Nova Scotia, Houston (3)	0.52%	11/18/13	10,013,577
9,000,000	Bank of Nova Scotia, Houston (3)	0.26%	11/26/13	9,000,000
8,000,000	Bank of Nova Scotia, Houston (3)	0.36%	01/02/14	8,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.25%	05/30/13	15,000,000
9,000,000	Canadian Imperial Bank of Commerce, New York (3)	0.34%	09/25/13	9,000,000
10,000,000	Deutsche Bank AG, New York	0.30%	05/28/13	10,000,000
12,000,000	DNB Bank ASA, New York	0.27%	07/19/13	12,000,000
5,000,000	Mitsubishi UFJ Trust and Banking Corp., New York	0.29%	08/20/13	5,000,000
8,500,000	Nordea Bank Finland PLC, New York	0.28%	07/17/13	8,499,875
35,000,000	Norinchukin Bank, New York	0.17%	04/03/13	35,000,000
10,000,000	Rabobank Nederland NV, New York (3)	0.39%	06/18/13	10,000,000
16,500,000	Rabobank Nederland NV, New York (3)	0.42%	10/29/13	16,500,000
7,000,000	Rabobank Nederland NV, New York	0.41%	01/08/14	7,000,000
8,000,000	Rabobank Nederland NV, New York	0.35%	03/17/14	8,000,000
8,000,000	Royal Bank of Canada, New York (3)	0.44%	05/16/13	8,000,000
18,000,000	Skandinaviska Enskilda Banken, New York	0.24%	06/07/13	18,002,508
13,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	05/02/13	13,000,000
15,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	05/07/13	15,000,000
13,000,000	Sumitomo Mitsui Banking Corp., New York	0.23%	05/13/13	13,000,000
10,000,000	Sumitomo Mitsui Trust Bank Ltd., New York	0.23%	05/13/13	10,000,000
20,000,000	Svenska Handelsbanken, New York	0.25%	06/10/13	20,000,388
10,000,000	Toronto Dominion Bank, New York (3)	0.29%	05/28/13	10,000,000
8,000,000	Toronto Dominion Bank, New York (3)	0.30%	10/21/13	8,000,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Continued)

Par Value		Interest Rate	Maturity	Amortized Cost

BANK OBLIGATIONS (continued)
$10,000,000	Toronto Dominion Bank, New York (3)	0.25%	12/20/13	$10,000,000

				288,016,348

	Total Bank Obligations (Cost $288,016,348)			288,016,348

CORPORATE DEBT – 33.9%

COMMERCIAL PAPER – 33.9%

ASSET BACKED SECURITIES – 23.6%
12,000,000	Atlantis One Funding Corp. (1)	0.20%	05/30/13	11,996,067
15,000,000	Atlantis One Funding Corp. (1)	0.22%	06/27/13	14,992,025
10,000,000	Cancara Asset Securitisation LLC (1)	0.22%	04/12/13	9,999,328
12,004,000	Fairway Finance Co. LLC (1)	0.17%	04/01/13	12,004,000
16,000,000	Fairway Finance Co. LLC (3)	0.24%	05/06/13	16,000,000
9,000,000	Kells Funding LLC (1)	0.32%	05/21/13	8,996,000
5,150,000	Kells Funding LLC (1)	0.26%	08/19/13	5,144,793
10,000,000	Kells Funding LLC (1)	0.29%	10/04/13	9,985,017
28,257,000	Metlife Short Term Funding LLC (1)	0.18%	04/23/13	28,253,892
15,000,000	Old Line Funding LLC (1)	0.26%	09/05/13	14,982,992
8,000,000	Old Line Funding LLC (1)	0.25%	09/16/13	7,990,667
12,000,000	Sydney Capital Corp. (1)	0.25%	05/14/13	11,996,417
14,000,000	Sydney Capital Corp. (1)	0.24%	06/14/13	13,993,093
15,000,000	Sydney Capital Corp. (1)	0.25%	06/17/13	14,991,979
20,000,000	Victory Receivables Corp. (1)	0.17%	04/02/13	19,999,905
15,000,000	Victory Receivables Corp. (1)	0.20%	05/02/13	14,997,416

				216,323,591

FINANCIAL COMPANIES – 10.3%
15,000,000	General Electric Capital Corp. (1)	0.24%	08/12/13	14,986,700
13,000,000	General Electric Capital Corp. (1)	0.24%	09/04/13	12,986,480
20,066,000	Natexis US Finance Co. LLC (1)	0.18%	04/01/13	20,066,000
10,000,000	Nordea North America, Inc. (1)	0.30%	05/16/13	9,996,250
15,000,000	Nordea North America, Inc. (1)	0.22%	07/05/13	14,991,292
10,000,000	Svenska Handelsbanken, Inc. (1)	0.29%	04/04/13	9,999,758
12,000,000	Westpac Banking Corp. (3)	0.29%	10/08/13	12,000,000

				95,026,480

	Total Commercial Paper			311,350,071

	Total Corporate Debt (Cost $311,350,071)			311,350,071

MUNICIPAL BONDS – 8.9% (4)
7,300,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.10%	02/01/23	7,300,000
5,580,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.10%	08/01/40	5,580,000

See accompanying notes to Schedule of Investments

Money Market Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost

MUNICIPAL BONDS (continued)
$11,300,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.12%	08/01/37	$11,300,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.12%	05/15/34	18,800,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.12%	05/15/34	18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp. New York	0.12%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.15%	12/01/29	10,800,000

	Total Municipal Bonds (Cost $81,780,000)			81,780,000

REPURCHASE AGREEMENTS – 8.4%
77,000,000	Deutsche Bank Securities, Inc. To be repurchased at $77,001,711 (collateralized by $77,947,000 par amount of Federal National Mortgage Association Debentures, 0.60% to 1.13%; due 03/04/2016 to 04/27/2017; Total Fair Value $78,540,136)	0.20%	04/01/13	77,000,000

	Total Repurchase Agreements (Cost $77,000,000)			77,000,000

	Total Investments – 100.0% (Cost $918,123,813) *			918,123,813

	Liabilities in excess of Other Assets – 0.0%			(82,929)

	Net Assets – 100.0%			$918,040,884

	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.
(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation
RB	Revenue Bonds

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

Par Value		Interest Rate	Maturity	Fair Value

U.S. TREASURY OBLIGATIONS – 43.5%
$875,000	U.S. Treasury Bill (1)	0.18%	07/25/13	$874,804
2,700,000	U.S. Treasury Inflation Indexed Bond (1)	0.63%	04/15/13	2,951,745
14,200,000	U.S. Treasury Note	0.75%	12/15/13	14,259,910
14,000,000	U.S. Treasury Note	1.88%	02/28/14	14,218,204

	Total U.S. Treasury Obligations (Cost $32,307,444)			32,304,663

AGENCY OBLIGATIONS – 43.9%
184,310	Federal Farm Credit Bank (2)	2.00%	11/25/15	185,031
1,000,000	Federal Home Loan Bank (2)	0.24%	04/16/13	1,000,052
350,000	Federal Home Loan Bank (2)	0.37%	05/03/13	350,079
220,718	Federal Home Loan Bank (2)	4.78%	01/25/17	235,559
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.72%	04/11/13	1,000,530
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.63%	04/15/13	1,000,664
83,368	Federal Home Loan Mortgage Corp. (2)	5.50%	09/01/13	85,423
600,000	Federal Home Loan Mortgage Corp. (2)	0.38%	11/27/13	600,812
68,765	Federal Home Loan Mortgage Corp. (2)	6.50%	07/01/17	74,379
388,898	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	416,558
596,183	Federal Home Loan Mortgage Corp. (2)	4.50%	11/01/18	634,816
392,354	Federal Home Loan Mortgage Corp. (2)	4.50%	04/01/21	419,004
314,847	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	335,506
689,288	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	01/15/17	706,870
242,519	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	259,850
635,794	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/19	642,451
183,468	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	02/15/19	185,985
49,627	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	01/15/23	49,757
711,984	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	02/15/23	726,763
66,772	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	04/15/23	66,945
11,217	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	07/15/32	11,257
389,519	Federal Home Loan Mortgage Corp., CMO (2)	4.50%	11/15/34	396,844
113,760	Federal National Mortgage Association (2)	5.09%	12/01/13	114,950
125,821	Federal National Mortgage Association (2)	4.50%	05/01/18	134,350
777,434	Federal National Mortgage Association (2)	5.50%	09/01/18	833,876
882,072	Federal National Mortgage Association (2)	4.00%	10/01/20	944,046
91,425	Federal National Mortgage Association, CMO (2)	4.50%	07/25/19	92,666
211,759	Federal National Mortgage Association, CMO (2)	6.00%	01/25/29	213,728
87,883	Federal National Mortgage Association, CMO (2)	5.00%	08/25/35	88,499
57,138	Government National Mortgage Association	4.50%	01/16/28	57,901
306,363	Government National Mortgage Association	5.85%	07/20/58	326,702
552,623	Government National Mortgage Association	5.46%	07/20/59	606,856
1,017,020	Government National Mortgage Association	5.46%	07/20/59	1,123,748
520,500	Government National Mortgage Association	5.46%	07/20/59	566,877
496,073	Government National Mortgage Association	5.46%	08/20/59	544,029
501,116	Government National Mortgage Association	5.47%	08/20/59	547,889
296,507	Government National Mortgage Association	5.47%	08/20/59	323,462
785,405	Government National Mortgage Association	5.51%	10/20/59	865,383
407,595	Government National Mortgage Association	5.59%	11/20/59	447,976

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$851,762	Government National Mortgage Association	5.50%	01/20/60	$943,525
637,521	Government National Mortgage Association	5.24%	05/20/60	727,221
1,070,058	Government National Mortgage Association	4.86%	01/20/61	1,200,078
1,043,080	Government National Mortgage Association	4.86%	05/20/61	1,177,501
571,830	Government National Mortgage Association (3)	1.03%	12/20/61	581,042
752,767	Government National Mortgage Association (3)	1.09%	02/20/62	760,967
745,196	Government National Mortgage Association	4.71%	03/20/62	833,901
488,984	Government National Mortgage Association	5.16%	06/20/62	547,178
731,290	Government National Mortgage Association	5.41%	06/20/62	797,952
565,649	Government National Mortgage Association, (3) CMO	4.04%	09/16/27	573,218
484,898	Government National Mortgage Association, CMO (3)	5.16%	06/16/31	489,964
114,409	Government National Mortgage Association, CMO (3)	4.88%	12/16/31	115,134
58,688	Government National Mortgage Association, CMO (3)	4.93%	09/16/32	59,126
343,589	Government National Mortgage Association, CMO	2.16%	07/16/33	350,442
630,208	Government National Mortgage Association, CMO	1.70%	08/16/33	642,578
236,663	Government National Mortgage Association, CMO	4.92%	05/16/34	240,343
132,404	Government National Mortgage Association, CMO	2.21%	11/16/34	134,812
216,110	Government National Mortgage Association, CMO (3)	4.91%	03/16/35	227,668
173,382	Government National Mortgage Association, CMO	2.21%	12/16/35	177,090
212,452	Government National Mortgage Association, CMO	2.16%	11/16/36	216,935
112,441	Government National Mortgage Association, CMO	3.28%	07/16/37	112,737
582,580	Government National Mortgage Association, CMO	2.19%	10/16/37	602,897
29,516	Government National Mortgage Association, CMO	5.19%	05/16/39	29,608
500,395	Government National Mortgage Association, CMO	2.00%	06/20/39	504,525
169,642	Government National Mortgage Association, CMO	5.02%	06/16/40	173,661
88,926	Government National Mortgage Association, CMO (3)	4.97%	02/16/44	93,104
466,486	National Credit Union Administration Guaranteed Notes, CMO (3)	0.57%	11/06/17	468,380
229,964	Small Business Administration (2)(3)	3.58%	04/25/16	235,460
691,929	Small Business Administration (2)(3)	3.08%	06/25/22	745,166
533,834	Small Business Administration (2)(3)	3.58%	08/25/22	581,859
459,548	Small Business Administration (2)(3)	4.13%	03/25/24	520,114

See accompanying notes to Schedule of Investments

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Concluded)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$500,000	Tennessee Valley Authority	4.75%	08/01/13	$507,552

	Total Agency Obligations (Cost $32,450,771)			32,589,811

Shares

REGISTERED INVESTMENT COMPANY – 2.4%
1,769,764	Dreyfus Treasury & Agency Cash Management Fund			1,769,764

	Total Registered Investment Company (Cost $1,769,764)			1,769,764

	Total Investments – 89.8% (Cost $66,527,979) *			66,664,238

	Other Assets in excess of Liabilities – 10.2%			7,611,586

	Net Assets – 100.0%			$74,275,824

	Net Asset Value Per Participation Certificate			$10.02

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$66,527,979

Unrealized appreciation	176,986
Unrealized depreciation	(40,727)

Net unrealized appreciation	$136,259

(1)	Rate disclosed represents the discount rate at the time of purchase.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Rate disclosed is as of March 31, 2013.

CMO	Collateralized Mortgage Obligation

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

Par Value		Interest Rate	Maturity	Fair Value

U.S. TREASURY OBLIGATIONS – 22.6%
$22,000,000	U.S. Treasury Note	0.25%	03/31/14	$22,016,324

	Total U.S. Treasury Obligations (Cost $22,018,382)			22,016,324

COMMERCIAL MORTGAGE-BACKED SECURITIES – 10.9%
1,305,000	Banc of America Merrill Lynch Commercial Mortgage, Inc.	5.60%	07/10/46	1,311,015
323,562	Bear Stearns Commercial Mortgage Securities	4.98%	02/11/41	328,081
282,632	Bear Stearns Commercial Mortgage Securities	5.74%	06/11/50	296,640
500,000	Citigroup/Deutsche Bank Commercial Mortgage Trust (1)	5.22%	07/15/44	508,494
105,323	Commercial Mortgage Pass Through Certificates (1)	5.23%	07/10/37	106,873
241,006	Commercial Mortgage Pass Through Certificates (1)	5.71%	06/10/46	241,749
113,540	CW Capital Cobalt Ltd.	5.42%	04/15/47	113,483
674,418	GS Mortgage Securities Corp. II (1)	5.78%	08/10/45	684,115
1,339,828	GS Mortgage Securities Trust (1)	5.51%	04/10/38	1,387,878
329,320	JP Morgan Chase Commercial Mortgage Securities Corp. (1)	5.49%	12/12/44	334,082
885,582	JP Morgan Chase Commercial Mortgage Securities Corp.	5.58%	05/12/45	889,288
162,728	JP Morgan Chase Commercial Mortgage Securities Corp.	4.63%	03/15/46	164,189
377,969	LB-UBS Commercial Mortgage Trust (1)	4.69%	07/15/32	379,945
441,237	Merrill Lynch Mortgage Trust (1)	5.64%	05/12/39	443,163
147,093	Merrill Lynch/Countrywide Commercial Mortgage Trust (1)	5.50%	02/12/39	148,156
895,666	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.36%	08/12/48	912,734
779,654	Merrill Lynch/Countrywide Commercial Mortgage Trust (1)	5.87%	08/12/49	826,889
316,375	Merrill Lynch/Countrywide Commercial Mortgage Trust (1)	5.90%	08/12/49	327,232
139,045	Morgan Stanley Capital I	4.88%	08/13/42	138,981
313,596	Morgan Stanley Capital I (1)	5.43%	03/12/44	314,061
52,927	Morgan Stanley Capital I	5.61%	04/15/49	54,433
59,444	Morgan Stanley Capital I	5.09%	10/12/52	59,377
573,622	Wachovia Bank Commercial Mortgage Trust (1)	5.73%	06/15/49	611,026

	Total Commercial Mortgage-Backed Securities (Cost $10,522,193)			10,581,884

ASSET-BACKED SECURITIES – 18.6%
275,000	AEP Texas Central Transition Funding LLC	5.09%	07/01/15	289,067
275,000	Ally Auto Receivables Trust	0.74%	04/15/16	275,821
845,000	Ally Master Owner Trust	1.21%	06/15/17	851,406
625,000	AmeriCredit Prime Automobile Receivables Trust	3.76%	07/15/15	632,952

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

ASSET-BACKED SECURITIES (continued)
$400,000	Americredit Prime Automobile Receivables Trust	4.99%	07/17/17	$407,039
110,000	Bank of America Auto Trust	0.78%	06/15/16	110,391
600,000	Bank One Issuance Trust	4.77%	02/16/16	605,307
500,000	Capital Auto Receivables Asset Trust	0.79%	06/20/17	500,972
325,000	Capital One Multi-Asset Execution Trust (1)	0.42%	03/15/17	325,372
415,000	Carmax Auto Owner Trust	0.60%	10/16/17	414,646
300,000	Carmax Auto Owner Trust	1.24%	10/15/18	300,794
110,828	CenterPoint Energy Transition Bond Co. LLC.	5.63%	09/15/15	113,546
244,425	CIT Marine Trust	6.25%	11/15/19	244,557
450,000	CNH Equipment Trust	0.94%	05/15/17	452,380
675,000	CNH Equipment Trust	0.69%	06/15/18	675,907
250,000	Discover Card Master Trust (1)	0.35%	10/17/16	250,364
300,000	Discover Card Master Trust	0.81%	08/15/17	301,913
850,000	Discover Card Master Trust	0.69%	08/15/18	850,939
97,902	Entergy Texas Restoration Funding LLC	2.12%	02/01/16	99,486
118,705	Ford Credit Auto Owner Trust	4.43%	11/15/14	119,800
435,000	Ford Credit Floorplan Master Owner Trust	2.37%	09/15/15	437,503
500,000	Ford Credit Floorplan Master Owner Trust	2.12%	02/15/16	507,067
345,000	Ford Credit Floorplan Master Owner Trust	0.94%	09/15/16	345,190
400,000	Ford Credit Floorplan Master Owner Trust	1.39%	09/15/16	402,111
850,000	GE Capital Credit Card Master Note Trust (1)	1.05%	09/15/16	851,604
300,000	GE Capital Credit Card Master Note Trust	1.03%	01/15/18	302,849
450,000	GE Capital Credit Card Master Note Trust	1.51%	06/15/18	454,435
600,000	GE Dealer Floorplan Master Note Trust (1)	0.80%	07/20/16	603,835
400,000	GE Equipment Transportation LLC	0.99%	11/23/15	401,841
935,000	GE Equipment Transportation LLC	0.62%	07/25/16	935,749
250,000	GE Equipment Transportation LLC	1.33%	05/20/19	251,299
250,000	John Deere Owner Trust	0.99%	06/15/18	252,238
500,000	John Deere Owner Trust	0.69%	01/15/19	500,189
750,000	MBNA Credit Card Master Note Trust	4.45%	08/15/16	777,154
300,000	Mercedes-Benz Auto Lease Trust	0.88%	11/17/14	300,931
400,000	SMART Trust Australia	0.97%	03/14/17	400,640
1,060,000	World Financial Network Credit Card Master Trust	3.96%	04/15/19	1,134,877
360,000	World Omni Auto Receivables Trust	2.48%	12/15/17	367,514
515,000	World Omni Automobile Lease Securitization Trust	1.06%	11/15/17	518,076
575,000	World Omni Automobile Lease Securitization Trust	1.49%	02/15/18	577,595

	Total Asset-Backed Securities (Cost $18,111,392)			18,145,356

AGENCY OBLIGATIONS – 17.4%
1,250,000	Federal Home Loan Bank (2)	0.24%	04/16/13	1,250,065
250,000	Federal Home Loan Bank (2)	0.37%	05/03/13	250,056
1,000,000	Federal Home Loan Mortgage Corp. (2)	1.72%	04/11/13	1,000,530
708,349	Federal Home Loan Mortgage Corp. (2)	5.00%	09/01/18	758,730
275,000	Federal National Mortgage Association (2)	1.75%	05/07/13	275,463
275,000	Federal National Mortgage Association (2)	1.25%	02/27/14	278,017
1,000,000	Federal National Mortgage Association (2)	0.70%	04/30/15	1,000,333

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

AGENCY OBLIGATIONS (continued)
$336,890	Federal National Mortgage Association, (2) CMO	6.00%	01/25/29	$340,022
1,072,559	Government National Mortgage Association	5.41%	09/20/33	1,170,330
961,083	Government National Mortgage Association	5.46%	07/20/59	1,055,402
1,041,000	Government National Mortgage Association	5.46%	07/20/59	1,133,754
992,146	Government National Mortgage Association	5.46%	08/20/59	1,088,058
1,087,193	Government National Mortgage Association	5.47%	08/20/59	1,186,026
501,116	Government National Mortgage Association	5.47%	08/20/59	547,889
301,167	Government National Mortgage Association	5.72%	06/20/61	333,571
1,022,787	Government National Mortgage Association (1)	1.03%	12/20/61	1,039,265
553,341	Government National Mortgage Association	5.16%	06/20/62	619,194
193,959	Government National Mortgage Association, CMO	5.16%	06/16/31	195,986
775,000	Israel Government International Bond	5.13%	03/01/14	805,018
544,606	Small Business Administration (1)(2)	2.83%	06/25/22	582,389
656,558	Small Business Administration (1)(2)	3.58%	08/25/22	715,624
1,182,115	Small Business Administration (1)(2)	3.58%	12/25/23	1,295,067
15,133	Small Business Administration (1)(2)	4.12%	01/25/25	17,163

	Total Agency Obligations (Cost $16,882,786)			16,937,952

CORPORATE BONDS – 19.2%

AEROSPACE/DEFENSE – 0.2%
225,000	Northrop Grumman Corp.	3.70%	08/01/14	234,054

				234,054

BANKS – 6.6%
530,000	Bank of America Corp. (1)	1.72%	01/30/14	534,627
645,000	Citigroup, Inc.	5.50%	10/15/14	688,532
1,000,000	Credit Suisse, New York	5.00%	05/15/13	1,005,824
400,000	Export-Import Bank of Korea	5.88%	01/14/15	434,589
200,000	JPMorgan Chase & Co. (1)	1.03%	09/30/13	200,716
400,000	JPMorgan Chase & Co.	1.88%	03/20/15	407,802
445,000	Morgan Stanley (1)	0.61%	01/09/14	443,977
1,000,000	PNC Funding Corp. (1)	0.50%	01/31/14	1,000,842
250,000	Toronto-Dominion Bank (The)	1.38%	07/14/14	252,641
365,000	US Bancorp	4.20%	05/15/14	380,496
500,000	Wachovia Corp. (1)	0.61%	03/15/16	494,325
610,000	Westpac Banking Corp.	1.85%	12/09/13	616,263

				6,460,634

BEVERAGES – 0.3%
250,000	Coca-Cola Co. (The) (1)	0.23%	03/14/14	250,036

				250,036

COMMERCIAL SERVICES – 0.2%
185,000	Yale University	2.90%	10/15/14	191,857

				191,857

COMPUTERS – 0.8%
500,000	Hewlett-Packard Co.	6.13%	03/01/14	523,455

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Continued)

Par Value		Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)
$210,000	International Business Machines Corp.	6.50%	10/15/13	$216,894

				740,349

DIVERSIFIED FINANCIAL SERVICES – 2.6%
125,000	Boston Properties LP	5.63%	04/15/15	136,684
591,000	Caterpillar Financial Services Corp.	2.75%	06/24/15	618,758
295,000	Charles Schwab Corp. (The)	0.85%	12/04/15	296,394
240,000	CME Group Inc.	5.75%	02/15/14	250,448
885,000	General Electric Capital Corp. (1)	1.04%	08/11/15	891,123
303,000	John Deere Capital Corp.	4.50%	04/03/13	303,000

				2,496,407

ELECTRIC – 2.6%
250,000	Consolidated Edison Co. of New York Inc.	4.70%	02/01/14	257,973
500,000	Dominion Resources Inc.	1.80%	03/15/14	505,651
750,000	Duke Energy Corp.	6.30%	02/01/14	784,597
1,000,000	Northern States Power Co.	1.95%	08/15/15	1,030,933

				2,579,154

INSURANCE – 0.2%
224,000	Berkshire Hathaway Inc. (1)	0.99%	08/15/14	226,221

				226,221

MEDIA – 0.5%
500,000	Time Warner Cable, Inc.	7.50%	04/01/14	533,240

				533,240

MINING – 0.6%
499,000	Rio Tinto Alcan, Inc.	4.50%	05/15/13	501,057
120,000	Rio Tinto Finance USA PLC	1.13%	03/20/15	120,780

				621,837

OFFICE ELECTRONICS – 0.6%
500,000	Xerox Corp.	8.25%	05/15/14	539,523

				539,523

OIL & GAS – 0.6%
625,000	Apache Corp.	5.25%	04/15/13	625,975

				625,975

PHARMACEUTICALS – 0.8%
265,000	GlaxoSmithKline Capital, Inc.	4.85%	05/15/13	266,406
500,000	Novartis Capital Corp.	1.90%	04/24/13	500,408

				766,814

PIPELINES – 0.6%
500,000	Enterprise Products Operating LLC	9.75%	01/31/14	537,319

				537,319

See accompanying notes to Schedule of Investments

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

March 31, 2013

(Concluded)

Par Value		Interest Rate	Maturity	Fair Value

CORPORATE BONDS (continued)

RETAIL – 0.5%
$500,000	Home Depot, Inc. (The)	5.25%	12/16/13	$517,266

				517,266

SOFTWARE – 0.4%
375,000	Oracle Corp.	4.95%	04/15/13	375,575

				375,575

TELECOMMUNICATION SERVICES – 1.1%
360,000	Alltel Corp.	6.50%	11/01/13	372,458
240,000	Cellco Partnership Verizon Wireless Capital LLC	5.55%	02/01/14	249,496
400,000	Cisco Systems, Inc.	1.63%	03/14/14	404,910

				1,026,864

	Total Corporate Bonds (Cost $18,681,204)			18,723,125

Shares

REGISTERED INVESTMENT COMPANY – 2.0%
2,005,169	Dreyfus Treasury & Agency Cash Management Fund			2,005,169

	Total Registered Investment Company (Cost $2,005,169)			2,005,169

	Total Investments – 90.7% (Cost $88,221,126 ) *			88,409,810

	Other Assets in excess of Liabilities – 9.3%			9,036,657

	Net Assets – 100.0%			$97,446,467

	Net Asset Value Per Participation Certificate			$10.00

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

Aggregate Cost	$88,221,126

Unrealized appreciation	219,046
Unrealized depreciation	(30,362)

Net unrealized appreciation	$188,684

(1)	Variable or floating rate security. Rate disclosed is as of March 31, 2013.
(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

See accompanying notes to Schedule of Investments

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2013

Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (“the Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of four separate portfolios: the Government/REPO Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Portfolio(s)”).

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government/REPO Portfolio and the Money Market Portfolio, the NAV is calculated as of 12 Noon (Eastern Time) and as of 4:00 p.m. (Eastern Time). This is only done on business days on which purchase orders or redemption orders are placed for that Portfolio and there is sufficient trading in instruments held in that Portfolio so that its NAV might be affected materially. Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Fair Value Measurement: The inputs and valuations techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	–	quoted prices in active markets for identical securities

• Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government/REPO Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with remaining maturities of greater than sixty days are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. If the remaining maturities of the fixed-income securities and repurchase agreements is sixty days or less the amortized cost is used as it represents fair value. A summary of the inputs used to value the Portfolios’ net assets as of March 31, 2013 is as follows:

	Total Fair Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$98,394,000	$—	$98,394,000	$—

Money Market Portfolio
Investments in Securities*	$918,123,813	$—	$918,123,813	$—

Plan Investment Fund, Inc.

Notes to Schedules of Investments

(Unaudited)

March 31, 2013

(Concluded)

	Total Fair Value at March 31, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$32,304,663	$—	$32,304,663	$—
Agency Obligations	32,589,811	—	32,589,811	—
Registered Investment Company	1,769,764	1,769,764	—	—

	$66,664,238	$1,769,764	$64,894,474	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$22,016,324	$—	$22,016,324	$—
Commercial Mortgage-Backed Securities	10,581,884	—	10,581,884	—
Asset-Backed Securities	18,145,356	—	18,145,356	—
Agency Obligations	16,937,952	—	16,937,952	—
Corporate Bonds	18,723,125	—	18,723,125	—
Registered Investment Company	2,005,169	2,005,169	—	—

	$88,409,810	$2,005,169	$86,404,641	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the three months ended March 31, 2013, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	President and Chief Executive Officer
Date:	May 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Name:	Dale E. Palka
Title:	Principal Executive Officer
Date:	May 23, 2013

By:	/s/ Joseph S. Castellon
Name:	Joseph S. Castellon
Title:	Principal Financial Officer
Date:	May 23, 2013